Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other assets
Advance payments	₩ 217,997	₩ 181,150
Prepaid expenses	146,628	107,775
Contract Cost	1,727,468	1,817,678
Contract assets	832,520	802,253
Others	15,237	12,964
Less: Non-current	(827,297)	(820,608)
Current	2,112,553	2,101,212
Other liabilities
Advances received	682,880	387,986
Withholdings	159,080	155,017
Unearned revenue	27,392	46,493
Lease liabilities	1,179,909	1,172,038
Contract liabilities	278,749	284,107
Others	30,848	33,108
Less: Non-current	(950,015)	(945,731)
Current	₩ 1,408,843	₩ 1,133,018